Offerings - Offering: 1	May 29, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.00001 per share
Amount Registered | shares	8,372,000
Proposed Maximum Offering Price per Unit	47.00
Maximum Aggregate Offering Price	$ 393,484,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 54,340.14
Offering Note	(1) Includes 1,092,000 shares of the Registrant's Class A common stock subject to the underwriters' option to purchase additional shares. (2) The shares of Class A common stock being registered hereunder are in addition to the 40,250,000 shares of Class A common stock registered pursuant to the Registrant's Registration Statement on Form S-1 (File No. 333-296245).